Loans - Loans Modified in a TDR (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) contract	Dec. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($) contract
Receivables [Abstract]
Subsequent default, number of contracts | contract	1	1	4
Subsequent default, recorded investment	$ 900	$ 800	$ 2,400
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	21,000	21,000	20
Pre- modification recorded investment	$ 12,543	$ 14,283	$ 13,857
Modification: interest capitalisation	81	1,168	259
Post- modification recorded investment	12,624	15,451	$ 14,116
TDRs outstanding, Accrual	44,219	42,705
TDRs outstanding, Non-accrual	$ 6,545	$ 8,783
Residential mortgage loans
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	21,000	20,000	20
Pre- modification recorded investment	$ 12,543	$ 13,283	$ 13,857
Modification: interest capitalisation	81	1,081	259
Post- modification recorded investment	12,624	14,364	$ 14,116
TDRs outstanding, Accrual	41,473	28,482
TDRs outstanding, Non-accrual	5,006	$ 7,175
Commercial loans
Financing Receivable, Modifications [Line Items]
Number of contracts | contract		1,000
Pre- modification recorded investment		$ 1,000
Modification: interest capitalisation		87
Post- modification recorded investment		1,087
TDRs outstanding, Accrual	1,044	1,078
TDRs outstanding, Non-accrual	0	0
Commercial real estate loans
Financing Receivable, Modifications [Line Items]
TDRs outstanding, Accrual	1,702	13,065
TDRs outstanding, Non-accrual	1,539	1,608
Consumer loans
Financing Receivable, Modifications [Line Items]
TDRs outstanding, Accrual	0	80
TDRs outstanding, Non-accrual	$ 0	$ 0